Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Trade and other payables	Trade and other payables

	As at December 31	As at December 31
(in millions of U.S. dollars)	2020	2019
TRADE AND OTHER PAYABLES
Trade payables	41.6	39.7
Interest payable	16.7	6.1
Accruals	57.4	65.5
Current portion of reclamation and closure cost obligations (Note 15)	5.7	12.3
Current portion of gold stream obligation (Note 12)	32.1	21.6
Current portion of New Afton free cash flow interest obligation (Note 12)	4.5	—
Current portion of derivative liabilities (Note 14)	—	26.4
Total trade and other payables	158.0	171.6